Segment Reporting - Additional Information (Details)	3 Months Ended
Mar. 31, 2025 Segment
Segment Reporting Information [Line Items]
Number of reportable segment	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Company has determined that net loss and earnings before interest, tax, depreciation and amortization (“EBITDA”) adjusted for irregular or non-recurring items (“Adjusted EBITDA”) are the profit or loss measures that the CODM uses to make resource allocation decisions and evaluate segment performance.